SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Total Company	$ 358	$ 277	$ 1,024	$ 830
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Total Company	163	108	440	325
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total Company	$ 195	$ 169	$ 584	$ 505